CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	8 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014 item	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Current income taxes and other tax liabilities reclassified to Deferred income taxes as a result of adoption of new accounting guidance		$ 127,418,000
Interest capitalized	41,993,000	10,872,000	11,006,000
Tax liability paid to AIG		100,000	0
Flight equipment sold, net book value	522,172,000
Number of aircraft transferred	4
Flight equipment reclassified to Flight equipment held for sale			358,716,000
Flight equipment reclassified to Flight equipment held for sale and sold			162,171,000
Prepayments on flight equipment applied to Acquisition of flight equipment	189,203,000	93,662,000	131,660,000
Flight equipment reclassified to Other assets	48,207,000
Security deposits, deferred overhaul rental and other customer deposits applied to Acquisition of flight equipment		8,385,000
Acquisition of flight equipment, application of Deposits on flight equipment purchases, offset by Security deposits, deferred overhaul rental and other customer deposits		85,277,000
Flight equipment reclassified to Net investment in finance and sales-type leases	23,026,000	56,168,000	107,298,000
Lease receivables and other assets reclassified to Net investment in finance and sales-type leases		1,080,000
Security deposits, deferred overhaul rental and customer deposits reclassified to Net investment in finance and sales-type leases		42,357,000
Flight equipment and Lease receivables and other assets reclassified to Net investment in finance and sale-type leases, amount charged to expense		12,731,000
Net investment in finance and sales-type leases reclassified to flight equipment		7,195,000
Security deposits, deferred overhaul rental and other customer deposits were applied to Gain on sale of flight equipment		52,390,000
Flight equipment reclassified		52,574,000	42,527,000
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases	25,540,000		104,902,000
Flight equipment reclassified to Net investment in finance and sale-type leases, amount charged to expense			2,396,000
Flight equipment reclassified to Lease receivables and other assets			29,589,000
Flight equipment reclassified, amount charged to income/expense			12,938,000
Accrued interest and other payables applied to Acquisition of flight equipment to reflect the fair value of aircraft purchased under asset value guarantee			41,410,000
Flight equipment reclassified to Net investment in finance and sale-type leases, amount recognized as gain	$ 2,514,000